Operating leases (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of operating lease by lessee [Abstract]
Minimum Rental Payments Payable Under Noncancellable Operating Lease [Table Text Block]
The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2018		2017		2016
Less than one year	Rs.	496	Rs.	383	Rs.	396
Between one and five years		1,144		961		1,185
More than five years		289		366		663
	Rs.	1,929	Rs.	1,710	Rs.	2,244